Owners' Equity (Cash Distributions) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	6 Months Ended			12 Months Ended
	Jan. 25, 2012	Jun. 30, 2012		Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Distribution per Unit	$ 0.057	$ 0.475			$ 0.057
Total Distribution		$ 9,656		$ 1,499	$ 110,937	$ 4,785
Initial quarterly distribution	$ 0.475	$ 0.475
Cash Distributions [Member]
Total Distribution		9,656
Cash Distributions [Member] | Period 1 [Member]
Date Paid		Feb. 13, 2012
Period Covered		December 21, 2011 - December 31, 2011
Distribution per Unit		$ 0.057
Total Distribution		1,034	[1]
Cash Distributions [Member] | Period 2 [Member]
Date Paid		May 14, 2012
Period Covered		January 1, 2012 - March 31, 2012
Distribution per Unit		$ 0.475
Total Distribution		$ 8,622

[1]	The distribution represented a proration of initial quarterly distribution of $0.475 per unit.